Special Items	6 Months Ended
Jun. 30, 2018
Disclosure of special items [Abstract]
Special Items
Special items

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2018	2017	2017
US Dollar million	Reviewed	Reviewed	Audited

Impairment and derecognition of assets (1)	94	115	297
Impairment of other investments	—	1	3
Retrenchment and related costs	33	75	88
Legal fees and other costs related to contract terminations and settlement costs	5	68	71
Write-down of inventories	1	3	3
Net (profit) loss on disposal of assets (2)	22	(1)	(8)
Royalties received	(6)	(7)	(18)
Indirect tax expenses (recoveries)	2	(1)	2
	151	253	438

(1) The group reviews and tests the carrying value of its mining assets when events or changes in circumstances suggest that the carrying amount may not be recoverable. Due to current market conditions and a strategic decision taken in H1 2018 to change the processing strategy of Mine Waste Solutions (MWS), whereby MWS in future will focus solely on gold recovery, the Uranium plant of the MWS cash-generating unit was fully impaired as it is unlikely to be utilised or generate future economic benefits.

US Dollar million	Tangible asset impairment	Taxation thereon	Post-tax total

MWS - Uranium plant	93	(27)	66

(2) Includes loss on non-current assets and liabilities held for sale of $25m after proceeds of $309m were received as consideration for the Moab Khotsong and Kopanang sales.